Investment Strategy	Sep. 17, 2026
xETFs AI Bottlenecks ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in companies positioned at critical points of constraint across the artificial intelligence (“AI”) stack, so-called “AI bottlenecks.” These AI bottlenecks are companies whose products or capacity are constrained relative to demand, such as being sold out, carrying a backlog, or having capacity already committed, or whose position in the AI supply chain is difficult to replace.

The Fund’s sub-adviser, WallStreetX ETFs, Inc. (dba xETFs) (the “Sub-Adviser”), seeks to create a portfolio of companies that it believes are positioned at these critical points of constraint. In identifying these companies, the Sub-Adviser will focus its investments on companies (“AI Bottleneck Companies”) comprising one of the four following sub-themes:

1.	Memory. This includes companies that derive at least 50% of their revenues or operating profits from, or have at least 50% of their assets attributable to, high-bandwidth memory (“HBM”) technology, scaled memory, dynamic random-access memory (“DRAM”) technology, NAND (Not And) flash memory technology, and other storage and related technologies that support memory bandwidth and capacity for AI workloads.
2.	Optics, Photonics & Networking. This includes companies that derive at least 50% of their revenues or operating profits from, or have at least 50% of their assets attributable to, silicon photonics, optical components and modules, lasers, transceivers, switches, interconnect fabrics and other high-speed data transmission technologies.
3.	Power & Infrastructure. This includes companies that derive at least 50% of their revenues or operating profits from, or have at least 50% of their assets attributable to, cooling and thermal management systems, power systems, electrical distribution, power management, power semiconductors and related components, power infrastructure and generation, grid interconnection, data center infrastructure, data center construction, and other technologies, equipment, or services that support AI data centers and high-performance computing facilities.
4.	Semiconductors & Compute. This includes companies that derive at least 50% of their revenues or operating profits from, or have at least 50% of their assets attributable to, AI cloud and compute infrastructure, neoclouds, GPU-as-a-service platforms, processors and accelerators, including CPUs, GPUs, and custom AI chips, advanced semiconductor packaging, foundries, semiconductor manufacturing equipment, testing and metrology, EDA tools, specialty materials, substrates, passive and other electronic components, precision components, and filtration systems.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by AI Bottleneck Companies and financial instruments that provide exposure to AI Bottleneck Companies. For purposes of this 80% policy, derivative instruments that provide exposure to AI Bottleneck Companies, including total return swaps, are valued based on their notional value.

While levels of exposure may change over time, the Sub-Adviser currently expects that the Fund will invest greater than 10% of its assets will be invested in companies comprising each of the Memory and Optics, Photonics & Networking sub-themes. The Sub-Adviser expects the Fund’s portfolio to generally include between 15 and 25 portfolio companies. The issuers to which the Fund may have exposure include small and large capitalization companies. As of the date of this Prospectus, the Fund expects to have significant exposure to Asian issuers. The Fund’s investment strategy may result in a high portfolio turnover rate.

The Fund may also invest up to 20% of its net assets in companies that do not currently meet the “AI Bottleneck Company” criteria but that the Sub-Adviser believes may constitute an AI Bottleneck Company in the future (“Future AI Bottleneck Companies”). These are companies that supply parts of the AI supply chain that may not be in short supply today but that the Sub-Adviser expects to fall into short supply as the use of AI grows, and in companies whose products are designed to relieve an existing or expected shortage. The Sub-Adviser identifies these areas by analyzing whether demand for the product, service or material is likely to grow faster than suppliers can add capacity to produce it, and/or whether the supply of the product, service or material is constrained such that customers have no practical alternative source. Examples of these areas currently include on-site and advanced power generation, alternative memory technologies, new light sources, and other technologies or infrastructure areas that may become constraints as AI workloads and usage patterns evolve. The areas the Sub-Adviser considers to be future bottlenecks are expected to change over time. There is no guarantee that the Sub-Adviser will correctly identify which products, services or materials will be in short supply in the future. The Sub-Adviser may invest in a company in anticipation of a shortage that does not occur, occurs later than expected, or is relieved by increased supply or by a competing technology, and the Fund may lose money as a result.

The Fund expects to gain investment exposure to AI Bottleneck Companies and Future AI Bottleneck Companies through a combination of investments in equity securities, depositary receipts, American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) and the use of swap agreements, options and other derivative instruments. The Fund may enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the AI Bottleneck Companies and Future AI Bottleneck Companies. The Fund’s use of swap agreements and other derivative instruments is designed to allow the Fund to gain efficient exposure to the AI Bottleneck Companies and Future AI Bottleneck Companies in circumstances where direct investment may be impractical or involve higher transaction costs, including as a result of local market access requirements, foreign ownership restrictions, tax considerations, or liquidity constraints. The Fund will also invest in cash and cash-equivalent instruments, including U.S. Treasury securities, short-duration fixed-income ETFs, and other high-quality short-term instruments.

The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries comprising the information technology sector.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”), and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by AI Bottleneck Companies and financial instruments that provide exposure to AI Bottleneck Companies.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries comprising the information technology sector.
xETFs International Semiconductor ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in securities comprising the Index and in depositary receipts representing securities comprising the Index. The Index is designed to measure the performance of non-U.S. companies in semiconductor or semiconductor-related businesses (“Semiconductor Companies”). Semiconductor-related businesses include companies involved in the design, manufacturing, testing, packaging, and distribution of semiconductors, as well as companies that produce semiconductor equipment, electronic design automation software, and semiconductor materials. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities that provide exposure to the Index.

The Index consists of the top 25 eligible global ex-U.S. companies listed on global exchanges, ranked by full market capitalization, that either (i) derive at least 50% of their revenue from semiconductor or semiconductor-related businesses or (ii) derive at least 25% of their revenue from semiconductor or semiconductor-related businesses and rank in the top 5 by market share. VettaFi LLC (the “Index Provider”) calculates a company’s market share based on raw semiconductor-related revenue. Sources used to analyze the revenue across the universe of relevant securities include regulatory filings, including but not limited to 10-K’s, 10-Q’s, 8-K’s, annual reports, and company disclosures (e.g., websites, earnings calls, management discussion publications, and CEO commentary publications). In order to be eligible for inclusion in the Index, a company must generally have a minimum trailing 3-month average daily trading volume of $1 million, 10% of the company’s total shares outstanding available for public trading and trade for at least 15 days in a month. The Index constituents are weighted based on free float market capitalization, with a single security maximum weight of 18%. The aggregate weight of all Index constituents with a weight greater than 5% is capped at 45% and the excess weight is distributed proportionally among the other constituents. The Index may include small, mid- or large capitalization companies. As of the date of this Prospectus, the Fund expects to have significant exposure to companies in emerging markets and to Asian issuers.

The Index is rebalanced semi-annually on the close of the third Friday of March and September and is reconstituted semi-annually on the close of the third Friday of June and December. The Index constituents are weighted on a quarterly basis on the close of the business day before the second Friday of March, June, September, and December. Additions to the Index are made only on reconstitution dates, but newly listed companies (IPO’s) that would rank in the top 50% of current Index constituents by full company market capitalization are eligible for early inclusion.

The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund generally will use a replication methodology, meaning the Fund will invest in all of the securities composing its index in proportion to the weightings in the index. However, the Fund may also use a representative sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in an index. Representative sampling is an indexing strategy that involves investing in a representative sample of an index’s component securities that collectively has an investment profile similar to the relevant index. A number of factors may affect the Fund’s ability to achieve a high correlation with its index, including the degree to which the Fund utilizes a sampling methodology, Fund expenses, rounding of share prices, the timing or magnitude of changes to the composition of an index, regulatory policies, and portfolio turnover rate. There can be no guarantee that the Fund will achieve a high degree of correlation.

The Index Provider is not affiliated with the Fund, the Adviser or WallStreetX ETFs, Inc. (dba xETFs) (the “Fund Sponsor”). The Index Provider developed the methodology for determining the securities to be included in the Index and for the ongoing maintenance of the Index. The Index is owned, calculated, administered and published by VettaFi, LLC, which is not affiliated with the Fund, the Adviser or the Fund Sponsor.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of the date of this Prospectus, the Index was concentrated in the group of industries comprising the information technology sector.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”), and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities that provide exposure to the Index.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of the date of this Prospectus, the Index was concentrated in the group of industries comprising the information technology sector.